Segmented and geographic information, and major customers	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Segmented and geographic information, and major customers

25. Segmented and geographic information, and major customers

a. Segmented information

The Company’s operations comprise of four reporting segments engaged in acquisition, exploration, development and exploration of mineral resource properties in Mexico and the United States, including a recently acquired Relief Canyon segment from Pershing Gold (see Note 6). Management has determined the operating segments based on the reports reviewed by the chief operating decision makers that are used to make strategic decisions.

b. Geographic information

All revenues from sales of concentrates for the year ended December 31, 2019 and 2018 were earned in Mexico and the United States. The following segmented information is presented as at and during years ended December 31, 2019 and 2018. The Cosalá Operations segment operates in Mexico while the Galena Complex and Relief Canyon segments operate in the United States.

	As at December 31, 2019					As at December 31, 2018
	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total	Cosalá Operations	Galena Complex	Corporate and Other	Total
Cash and cash equivalents	$2,903	$14,761	$770	$1,564	$19,998	$3,305	$(2)	$161	$3,464
Trade and other receivables	3,852	1,374	—	43	5,269	6,353	1,274	85	7,712
Inventories	6,361	2,137	—	—	8,498	5,844	2,292	—	8,136
Prepaid expenses	615	524	471	304	1,914	506	535	206	1,247
Derivative instruments	—	—	—	585	585	—	—	—	—
Asset held-for-sale	—	—	—	—	—	6,925	—	—	6,925
Convertible loan receivable	—	—	—	—	—	—	—	1,922	1,922
Restricted cash	145	55	3,807	—	4,007	139	541	1	681
Property, plant and equipment	56,094	47,672	86,201	422	190,389	52,540	43,856	46	96,442
Deferred tax assets	—	343	—	—	343	—	626	—	626

Total assets	$69,970	$66,866	$91,249	$2,918	$231,003	$75,612	$49,122	$2,421	$127,155

Trade and other payables	$9,241	$3,805	$6,506	$3,157	$22,709	$8,094	$3,614	$2,637	$14,345
Derivative instruments	—	—	—	4,440	4,440	—	—	35	35
Convertible loans payable	—	—	—	—	—	—	—	2,972	2,972
Other long-term liabilities	—	566	4,495	584	5,645	—	632	57	689
Sandstorm deferred revenue	—	—	—	25,007	25,007	—	—	—	—
Convertible debenture	—	—	—	9,935	9,935	—	—	—	—
Glencore pre-payment facility	5,602	—	—	—	5,602	11,110	—	—	11,110
Post-employment benefit obligations	—	10,137	—	—	10,137	—	8,174	—	8,174
Decommissioning provision	1,854	2,156	3,755	—	7,765	1,760	2,031	—	3,791
Derivative warrant liability	—	—	—	—	—	—	—	711	711
Deferred tax liabilities	750	—	—	—	750	1,132	—	—	1,132

Total liabilities	$17,447	$16,664	$14,756	$43,123	$91,990	$22,096	$14,451	$6,412	$42,959

	Year ended December 31, 2019					Year ended December 31, 2018
	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total	Cosalá Operations	Galena Complex	Corporate and Other	Total
Revenue	$39,620	$18,790	$—	$—	$58,410	$41,506	$26,848	$—	$68,354
Cost of sales	(27,642)	(29,082)	—	—	(56,724)	(23,283)	(28,832)	—	(52,115)
Depletion and amortization	(9,448)	(3,599)	(164)	(127)	(13,338)	(7,200)	(3,362)	(10)	(10,572)
Care and maintenance costs	(39)	(399)	—	—	(438)	(39)	(1,032)	—	(1,071)
Corporate general and administrative	—	—	—	(9,711)	(9,711)	—	—	(6,720)	(6,720)
Transaction costs	—	—	—	(3,467)	(3,467)	—	—	(871)	(871)
Exploration costs	(1,132)	(705)	(715)	—	(2,552)	(2,501)	(194)	—	(2,695)
Accretion on decommissioning provision	(148)	(40)	(22)	—	(210)	(149)	(47)	—	(196)
Interest and financing income (expense)	(625)	15	19	(1,199)	(1,790)	(972)	—	(437)	(1,409)
Foreign exchange gain (loss)	(289)	—	—	238	(51)	(295)	—	64	(231)
Gain on disposal of assets	—	—	—	—	—	879	—	—	879
Gain (loss) on derivative instruments	—	—	—	(2,457)	(2,457)	224	165	476	865
Gain on derivative warrant liability	—	—	—	46	46	—	—	590	590
Write-down of assets	—	—	—	—	—	(3,729)	(77)	—	(3,806)
Contingency on value added taxes	—	—	—	—	—	(1,012)	—	—	(1,012)

Income (loss) before income taxes	297	(15,020)	(882)	(16,677)	(32,282)	3,429	(6,531)	(6,908)	(10,010)
Income tax expense	(1,277)	(681)	—	—	(1,958)	(668)	—	—	(668)

Net income (loss) for the year	$(980)	$(15,701)	$(882)	$(16,677)	$(34,240)	$2,761	$(6,531)	$(6,908)	$(10,678)

c. Major customers

The Company sold concentrates to one customer during the year ended December 31, 2019 (2018: two customers) accounting for 100% (2018: 78% and 22%) of revenues.